FINANCIAL INSTRUMENTS 1 (Details) (USD $)	3 Months Ended				6 Months Ended			3 Months Ended		6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014 vessel types_of_risk contract	Dec. 31, 2013 contract	Jun. 30, 2013 vessel	Jun. 30, 2014 types_of_risk contract	Jun. 30, 2013	Jun. 30, 2014 Ship Finance Leased Vessels [Member] vessel	Dec. 31, 2013 Front Century [Member]	Jun. 30, 2013 Front Century [Member]	Jun. 30, 2014 Front Century [Member]	Dec. 31, 2013 Front Century [Member]
Debt Instrument [Line Items]
Number of risks related to subsidiaries' reporting in foreign currency		2			2
Number of forward freight contracts entered into and outstanding for speculative purposes		0	0		0
Mark to market loss on derivatives		$ 0		$ 0	$ 0	$ (585,000)
Impairment charges	5,000,000	56,200,000		81,300,000			56,200,000		15,600,000	15,600,000
Number of vessels impaired		3		3			3
Fair value of vessels							30,000,000		25,800,000
Depreciation		22,680,000		26,227,000	45,526,000	52,339,000					1,600,000
Percentage probablity of lease termination							75.00%		50.00%
Expected discounted cash flows from vessel, net			$ 25,800,000					$ 24,200,000